Share-Based Compensation - Schedule of Exercise Prices and Remaining Contractual Life (Details)	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Number of options outstanding	2,737,576
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	2,687,135
Option [Member] | Exercise Price One [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.42
Number of options outstanding	15,000
Remaining contractual Life (in years)	8 years 6 months
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	3,750
Option [Member] | Exercise Price Two [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.69
Number of options outstanding	90,304
Remaining contractual Life (in years)	1 year 2 months 4 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	90,304
Option [Member] | Exercise Price Three [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.69
Number of options outstanding	557,738
Remaining contractual Life (in years)	8 years 3 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	557,738
Option [Member] | Exercise Price Four [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.21
Number of options outstanding	211,000
Remaining contractual Life (in years)	8 years 1 month 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	211,000
Option [Member] | Exercise Price Five [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.53
Number of options outstanding	26,596
Remaining contractual Life (in years)	7 years 10 months 2 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	26,596
Option [Member] | Exercise Price Six [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.66
Number of options outstanding	250,000
Remaining contractual Life (in years)	4 years 4 months 2 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	250,000
Option [Member] | Exercise Price Seven [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.68
Number of options outstanding	29,000
Remaining contractual Life (in years)	4 years 3 months
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	29,000
Option [Member] | Exercise Price Eight [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.34
Number of options outstanding	144,500
Remaining contractual Life (in years)	6 years 3 months
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	144,500
Option [Member] | Exercise Price Nine [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.34
Number of options outstanding	719,440
Remaining contractual Life (in years)	6 years 10 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	439,028
Option [Member] | Exercise Price Ten [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.97
Number of options outstanding	150,000
Remaining contractual Life (in years)	6 years 10 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	112,500
Option [Member] | Exercise Price Eleven [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 6.22
Number of options outstanding	41,152
Remaining contractual Life (in years)	2 years
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	41,152
Option [Member] | Exercise Price Twelve [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 6.22
Number of options outstanding	331,626
Remaining contractual Life (in years)	8 years 3 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	331,626
Option [Member] | Exercise Price Thirteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 8.19
Number of options outstanding	150,000
Remaining contractual Life (in years)	8 years 3 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	150,000
Option [Member] | Exercise Price Fourteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 9.02
Number of options outstanding	40,500
Remaining contractual Life (in years)	4 years 10 months 13 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	40,500
Option [Member] | Exercise Price Fifteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 10.12
Number of options outstanding	2,421
Remaining contractual Life (in years)	2 years 10 months 13 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	2,421
Option [Member] | Exercise Price Sixteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 10.12
Number of options outstanding	6,050
Remaining contractual Life (in years)	8 years 3 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	6,050
Option [Member] | Exercise Price Seventeen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 12.23
Number of options outstanding	250,000
Remaining contractual Life (in years)	5 years 4 months 28 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	250,000
Option [Member] | Exercise Price Eighteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 21.4
Number of options outstanding	970
Remaining contractual Life (in years)	8 years 3 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	970